Document and Entity Information	Feb. 03, 2023
Cover [Abstract]
Entity Registrant Name	AppLovin Corp
Amendment Flag	false
Entity Central Index Key	0001751008
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 03, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-40325
Entity Tax Identification Number	45-3264542
Entity Address, Address Line One	1100 Page Mill Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	(800)
Local Phone Number	839-9646
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value of $0.00003 per share
Trading Symbol	APP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false